Unit-Based Compensation (Details) - USD ($)	1 Months Ended		3 Months Ended			9 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted unit-based compensation granted to Partnership's employee (in units)	62,283	60,809
Grant date fair values	$ 1,200,000	$ 1,000,000
Restricted units, vesting period (in years)						3 years
Number of restricted units vested (in units)			0		0	60,680	54,999
Restricted units, vested in period, fair value			$ 0		$ 0	$ 1,000,000	$ 800,000
Restricted units expense			$ 200,000		$ 100,000	$ 1,100,000	$ 900,000
Non-management Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common units granted (in units)				17,498
Aggregate value of units issued (in units)		$ 300,000